UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22755

LocalShares Investment Trust
(Exact name of Registrant as specified in charter)

4535 Harding Pike
Suite 201
Nashville, Tennessee 37205
(Address of principal executive offices) (Zip code)

Elizabeth S. Courtney
LocalShares Investment Trust
4535 Harding Pike
Suite 201
Nashville, Tennessee 37205
 (Name and address of agent for service)

Copy to:
J. Page Davidson, Esq.
B. Riney Green, Esq.
Bass, Berry & Sims PLC
150 3rd Avenue South, Suite 2800
Nashville, Tennessee 37201

Registrant's telephone number, including area code: 855-480-6274

Date of fiscal year end: April 30, 2018

Date of reporting period: July 31, 2017

Item 1. Schedule of Investments

LocalShares Investment Trust
Nashville Area ETF
Schedule of Investments
July 31, 2017 (Unaudited)

Description	Shares	Fair Value

SCHEDULE OF INVESTMENTS

COMMON STOCK — 99.0%

Consumer Discretionary — 19.0%
Cracker Barrel Old Country Store	2,714	$421,891
Dollar General	5,134	385,872
Genesco *	5,550	178,155
Kirkland's *	22,228	207,832
Tractor Supply	6,918	388,238
		1,581,988
Energy — 7.6%
Delek Logistics Partners (A)	11,644	406,958
Delek US Holdings	8,692	226,948
		633,906
Financials — 9.5%
FB Financial *	8,390	288,364
Franklin Financial Network *	5,909	204,156
Pinnacle Financial Partners	4,580	292,662
		785,182
Health Care — 39.2%
AAC Holdings *	18,423	115,512
Acadia Healthcare *	6,847	362,412
Brookdale Senior Living, Cl A *	13,953	198,133
Community Health Systems *	38,552	275,647
Cumberland Pharmaceuticals *	11,666	78,395
Envision Healthcare *	2,912	164,324
HCA Holdings *	4,888	392,702
HealthStream *	11,489	271,370
LifePoint Health *	4,475	265,815
Quorum Health *	35,376	120,632
Surgery Partners *	24,496	486,246
Tivity Health *	13,441	532,936
		3,264,124
Materials — 4.2%
Louisiana-Pacific *	13,974	350,887

Real Estate — 19.5%
CoreCivic ‡	11,840	327,968
Healthcare Realty Trust ‡	10,735	357,475
MedEquities Realty Trust ‡	22,882	275,728
National Health Investors ‡	3,606	278,564
Ryman Hospitality Properties ‡	6,063	379,483
		1,619,218

Total Common Stock
(Cost $8,189,321)		8,235,305

Total Investments - 99.0%
(Cost $8,189,321)†		$8,235,305

Percentages are based on Net Assets of $8,320,667.

(A)	Security considered Master Limited Partnership. At July 31, 2017 this security amounted to $406,958 or 4.89% of Net Assets.
*	Non-income producing security.
‡	Real Estate Investment Trust
Cl	Class
†	At July 31, 2017, the tax basis cost of the Fund's investments was $8,189,321, and the unrealized appreciation and depreciation were $1,276,040 and $(1,230,056), respectively.

As of July 31, 2017, all of the Fund's investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended July 31, 2017, there have been no transfers between Level 1, Level 2, or Level 3 investments. Transfers between levels, if any are recognized at period end.

For the period ended July 31, 2017, there were no Level 3 investments.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

SPR-QH-001-0900

Item 2. Controls and Procedures

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	LocalShares Investment Trust

By (Signature and Title)	/s/ Elizabeth S. Courtney
Elizabeth S. Courtney
President

Date: September 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By (Signature and Title)	/s/ Elizabeth S. Courtney
Elizabeth S. Courtney
President

Date: September 22, 2017

By (Signature and Title)	/s/ Elizabeth S. Courtney
Elizabeth S. Courtney
President & Treasurer

Date: September 22, 2017